Average Annual Total Returns - FidelityAdvisorCapitalDevelopmentFund-OPRO - FidelityAdvisorCapitalDevelopmentFund-OPRO - Fidelity Advisor Capital Development Fund	Nov. 29, 2022
Fidelity Advisor Capital Development Fund - Class O | Return Before Taxes
Average Annual Return:
Past 1 year	25.41%
Past 5 years	14.13%
Past 10 years	14.05%
Fidelity Advisor Capital Development Fund - Class O | After Taxes on Distributions
Average Annual Return:
Past 1 year	23.63%
Past 5 years	12.12%
Past 10 years	12.36%
Fidelity Advisor Capital Development Fund - Class O | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.01%
Past 5 years	10.84%
Past 10 years	11.27%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%